Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

October 31, 2019 (unaudited)

Principal Amount (000s)		Value^
CONVERTIBLE BONDS & NOTES - 61.7%
Aerospace & Defense - 0.5%
$650	Aerojet Rocketdyne Holdings, Inc., 2.25%, 12/15/23 (g)	$1,127,290

Apparel & Textiles - 0.1%
280	Iconix Brand Group, Inc., 5.75%, 8/15/23	137,200

Auto Components - 0.4%
1,040	Meritor, Inc., 3.25%, 10/15/37 (g)	1,070,766

Auto Manufacturers - 1.2%
	Tesla, Inc.,
310	2.00%, 5/15/24	380,160
2,115	2.375%, 3/15/22 (g)	2,482,555
		2,862,715
Biotechnology - 4.2%
1,260	Apellis Pharmaceuticals, Inc., 3.50%, 9/15/26 (a)(b)	1,300,959
990	BioMarin Pharmaceutical, Inc., 0.599%, 8/1/24 (g)	992,649
1,770	Exact Sciences Corp., 0.375%, 3/15/27 (g)	1,905,723
	Illumina, Inc.,
1,170	zero coupon, 8/15/23	1,270,565
320	0.50%, 6/15/21	417,615
910	Insmed, Inc., 1.75%, 1/15/25	781,420
1,420	Medicines Co., 2.75%, 7/15/23 (g)	1,781,213
	PTC Therapeutics, Inc.,
635	1.50%, 9/15/26 (a)(b)	662,860
850	3.00%, 8/15/22 (g)	921,870
		10,034,874
Commercial Services - 2.0%
1,045	Chegg, Inc., 0.125%, 3/15/25 (a)(b)(g)	980,524
1,095	Euronet Worldwide, Inc., 0.75%, 3/15/49 (a)(b)(g)	1,248,012
1,160	FTI Consulting, Inc., 2.00%, 8/15/23	1,454,250
935	Square, Inc., 0.50%, 5/15/23 (g)	1,034,795
		4,717,581
Computers - 1.3%
1,270	Lumentum Holdings, Inc., 0.25%, 3/15/24 (g)	1,608,948
745	Pure Storage, Inc., 0.125%, 4/15/23	785,088
460	Rapid7, Inc., 1.25%, 8/1/23 (g)	637,941
		3,031,977
Diversified Financial Services - 0.4%
485	LendingTree, Inc., 0.625%, 6/1/22 (g)	875,266

Electronics - 0.4%
980	OSI Systems, Inc., 1.25%, 9/1/22 (g)	1,084,125

Energy-Alternate Sources - 0.0%
3,615	SunEdison, Inc., 3.375%, 6/1/25 (a)(b)(c)	81,338

Engineering & Construction - 0.8%
1,635	KBR, Inc., 2.50%, 11/1/23 (a)(b)(g)	2,053,269

Entertainment - 0.7%
1,425	Live Nation Entertainment, Inc., 2.50%, 3/15/23 (g)	1,746,892

Equity Real Estate Investment Trusts (REITs) - 1.2%
1,880	Blackstone Mortgage Trust, Inc., 4.375%, 5/5/22 (g)	1,986,925
740	Extra Space Storage L.P., 3.125%, 10/1/35 (a)(b)(g)	910,270
		2,897,195
Healthcare-Products - 2.7%
1,600	CONMED Corp., 2.625%, 2/1/24 (a)(b)(g)	2,203,645
2,145	Insulet Corp., 0.375%, 9/1/26 (a)(b)	2,060,541
1,635	Repligen Corp., 0.375%, 7/15/24 (g)	1,642,996
714	Wright Medical Group, Inc., 1.625%, 6/15/23 (g)	683,789
		6,590,971

Healthcare-Services - 2.2%
765	Anthem, Inc., 2.75%, 10/15/42 (g)	2,895,016
525	Invitae Corp., 2.00%, 9/1/24 (a)(b)	478,078
1,145	Teladoc Health, Inc., 1.375%, 5/15/25 (g)	1,861,313
		5,234,407
Home Builders - 0.6%
1,435	Winnebago Industries, Inc., 1.50%, 4/1/25	1,479,376

Internet - 9.1%
1,390	Booking Holdings, Inc., 0.35%, 6/15/20 (g)	2,167,632
1,790	Etsy, Inc., 0.125%, 10/1/26 (a)(b)	1,625,617
2,650	IAC FinanceCo 2, Inc., 0.875%, 6/15/26 (a)(b)(g)	2,863,927
320	MercadoLibre, Inc., 2.00%, 8/15/28	453,819
2,035	Okta, Inc., 0.125%, 9/1/25 (a)(b)	1,935,904
1,935	Palo Alto Networks, Inc., 0.75%, 7/1/23 (g)	2,138,103
335	Pinduoduo, Inc., zero coupon, 10/1/24 (a)(b)	390,532
1,745	Proofpoint, Inc., 0.25%, 8/15/24 (a)(b)(g)	1,810,437
1,385	Q2 Holdings, Inc., 0.75%, 6/1/26 (a)(b)(g)	1,469,168
750	RingCentral, Inc., zero coupon, 3/15/23 (g)	1,519,687
2,060	Snap, Inc., 0.75%, 8/1/26 (a)(b)(g)	2,087,254
1,255	Twitter, Inc., 0.25%, 6/15/24 (g)	1,201,351
	Wayfair, Inc. (a)(b),
1,380	1.00%, 8/15/26 (g)	1,233,959
245	1.125%, 11/1/24	250,771
685	Wix.com Ltd., zero coupon, 7/1/23 (g)	784,668
		21,932,829
Iron/Steel - 0.3%
585	Cleveland-Cliffs, Inc., 1.50%, 1/15/25	643,261

Lodging - 0.6%
850	Caesars Entertainment Corp., 5.00%, 10/1/24	1,506,839

Media - 4.4%
	DISH Network Corp. (g),
1,330	2.375%, 3/15/24	1,197,203
2,760	3.375%, 8/15/26	2,587,669
	Liberty Media Corp. (g),
1,400	1.00%, 1/30/23	1,775,755
1,525	1.375%, 10/15/23	1,928,119
1,705	2.125%, 3/31/48 (a)(b)	1,780,020
625	2.25%, 12/1/48 (a)(b)	740,830
215	World Wrestling Entertainment, Inc., 3.375%, 12/15/23 (g)	503,640
		10,513,236
Mining - 0.6%
1,180	SSR Mining, Inc., 2.50%, 4/1/39 (a)(b)(g)	1,346,675

Oil, Gas & Consumable Fuels - 1.7%
960	Helix Energy Solutions Group, Inc., 4.125%, 9/15/23	1,163,400
2,620	Nabors Industries, Inc., 0.75%, 1/15/24 (g)	1,670,741
1,620	Transocean, Inc., 0.50%, 1/30/23 (g)	1,334,744
		4,168,885
Pharmaceuticals - 2.8%
1,570	DexCom, Inc., 0.75%, 12/1/23 (a)(b)(g)	1,880,139
1,645	Horizon Pharma Investment Ltd., 2.50%, 3/15/22 (g)	1,977,590
725	Neurocrine Biosciences, Inc., 2.25%, 5/15/24 (g)	1,059,895
595	Sarepta Therapeutics, Inc., 1.50%, 11/15/24 (g)	840,520
960	Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26, Ser. C (g)	905,108
		6,663,252
Pipelines - 0.9%
2,820	Cheniere Energy, Inc., 4.25%, 3/15/45 (g)	2,224,275

Retail - 0.8%
	RH,
625	zero coupon, 6/15/23	707,038
1,120	zero coupon, 9/15/24 (a)(b)	1,172,997
		1,880,035

Semiconductors - 8.5%
520	Advanced Micro Devices, Inc., 2.125%, 9/1/26 (g)	2,258,567
865	Cree, Inc., 0.875%, 9/1/23	937,195
1,260	Inphi Corp., 0.75%, 9/1/21 (g)	1,741,972
585	Intel Corp., 3.25%, 8/1/39 (g)	1,630,775
3,345	Microchip Technology, Inc., 1.625%, 2/15/27 (g)	4,387,248
365	Micron Technology, Inc., 3.125%, 5/1/32, Ser. D (g)	1,736,799
170	Novellus Systems, Inc., 2.625%, 5/15/41 (g)	1,429,575
1,490	NXP Semiconductors NV, 1.00%, 12/1/19	1,638,139
1,640	ON Semiconductor Corp., 1.625%, 10/15/23 (g)	2,046,641
1,060	Silicon Laboratories, Inc., 1.375%, 3/1/22 (g)	1,343,461
665	Teradyne, Inc., 1.25%, 12/15/23 (g)	1,323,447
		20,473,819
Software - 9.9%
2,575	Akamai Technologies, Inc., 0.125%, 5/1/25 (g)	2,896,875
	Alteryx, Inc. (a)(b),
745	0.50%, 8/1/24	690,803
1,265	1.00%, 8/1/26	1,146,733
750	Atlassian, Inc., 0.625%, 5/1/23 (g)	1,193,332
2,070	Coupa Software, Inc., 0.125%, 6/15/25 (a)(b)(g)	2,350,928
910	DocuSign, Inc., 0.50%, 9/15/23	1,073,183
830	Envestnet, Inc., 1.75%, 6/1/23 (g)	940,716
880	Five9, Inc., 0.125%, 5/1/23 (g)	1,305,700
485	HubSpot, Inc., 0.25%, 6/1/22	830,768
1,180	j2 Global, Inc., 3.25%, 6/15/29	1,743,598
1,010	LivePerson, Inc., 0.75%, 3/1/24 (a)(b)(g)	1,280,175
260	MongoDB, Inc., 0.75%, 6/15/24	512,447
775	ServiceNow, Inc., zero coupon, 6/1/22 (g)	1,453,726
2,110	Splunk, Inc., 1.125%, 9/15/25	2,346,299
995	Tabula Rasa HealthCare, Inc., 1.75%, 2/15/26 (a)(b)(g)	1,035,422
485	Twilio, Inc., 0.25%, 6/1/23	738,278
330	Workday, Inc., 0.25%, 10/1/22	421,342
1,865	Zynga, Inc., 0.25%, 6/1/24 (a)(b)(g)	1,911,364
		23,871,689
Telecommunications - 2.8%
1,555	GCI Liberty, Inc., 1.75%, 9/30/46 (a)(b)(g)	2,098,550
450	Intelsat S.A., 4.50%, 6/15/25	725,063
1,715	Viavi Solutions, Inc., 1.00%, 3/1/24 (g)	2,304,531
1,545	Vonage Holdings Corp., 1.75%, 6/1/24 (a)(b)(g)	1,501,794
		6,629,938
Transportation - 0.6%
1,610	Air Transport Services Group, Inc., 1.125%, 10/15/24 (g)	1,479,952
	Total Convertible Bonds & Notes (cost-$145,791,178)	148,359,927

Shares
COMMON STOCK - 33.8%
Aerospace & Defense - 0.7%
3,400	Boeing Co. (g)	1,155,694
2,600	Raytheon Co. (g)	551,746
		1,707,440
Automobiles - 0.3%
72,600	Ford Motor Co. (g)	623,634

Banks - 0.3%
4,911	CCF Holdings LLC, Class A (cost—$0; purchased 12/18/18) (d)(f)(h)(i)	—	†
5,357	CCF Holdings LLC, Class B (cost—$0; purchased 12/12/18) (d)(f)(h)(i)	1
6,400	JPMorgan Chase & Co.	799,488
		799,489
Beverages - 0.5%
9,000	PepsiCo, Inc.	1,234,530

Biotechnology - 1.5%
13,200	AbbVie, Inc.	1,050,060
1,900	Biogen, Inc. (i)	567,549
15,200	Gilead Sciences, Inc. (g)	968,392
5,300	Vertex Pharmaceuticals, Inc. (g)(i)	1,036,044
		3,622,045

Building Products - 0.3%
17,452	Johnson Controls International PLC	756,195

Capital Markets - 0.4%
3,300	S&P Global, Inc.	851,367

Chemicals - 0.3%
16,600	Chemours Co.	272,406
3,800	Corteva, Inc. (i)	100,244
3,800	DOW, Inc. (i)	191,862
3,800	DuPont de Nemours, Inc.	250,458
		814,970
Communications Equipment - 0.5%
25,100	Cisco Systems, Inc.	1,192,501

Diversified Telecommunication Services - 0.0%
32,499	Frontier Communications Corp. (i)	29,574

Energy Equipment & Services - 0.3%
9,200	National Oilwell Varco, Inc.	208,104
12,800	Schlumberger Ltd. (g)	418,432
		626,536
Entertainment - 0.9%
4,600	Netflix, Inc. (i)	1,322,086
5,900	Walt Disney Co.	766,528
		2,088,614
Equity Real Estate Investment Trusts (REITs) - 0.2%
4,300	Crown Castle International Corp.	596,797

Food & Staples Retailing - 1.2%
4,100	Costco Wholesale Corp.	1,218,151
32,900	Kroger Co. (g)	810,656
16,700	Walgreens Boots Alliance, Inc. (g)	914,826
		2,943,633
Healthcare Equipment & Supplies - 1.3%
4,000	Align Technology, Inc. (i)	1,009,160
22,500	Boston Scientific Corp. (i)	938,250
2,300	Intuitive Surgical, Inc. (i)	1,271,785
		3,219,195
Healthcare Providers & Services - 1.2%
3,500	Laboratory Corp. of America Holdings (i)	576,695
5,100	McKesson Corp.	678,300
6,600	UnitedHealth Group, Inc.	1,667,820
		2,922,815
Hotels, Restaurants & Leisure - 1.1%
5,900	McDonald’s Corp.	1,160,530
11,500	Starbucks Corp. (g)	972,440
4,200	Wynn Resorts Ltd.	509,628
		2,642,598
Household Durables - 0.3%
15,000	DR Horton, Inc. (g)	785,550

Industrial Conglomerates - 0.8%
3,500	3M Co.	577,465
7,300	Honeywell International, Inc.	1,260,929
		1,838,394
Insurance - 0.4%
12,500	Progressive Corp.	871,250

Interactive Media & Services - 2.1%
2,000	Alphabet, Inc., Class A (g)(i)	2,517,600
12,700	Facebook, Inc., Class A (g)(i)	2,433,955
		4,951,555

Internet & Direct Marketing Retail - 1.5%
6,800	Alibaba Group Holding Ltd., ADR (g)(i)	1,201,356
1,400	Amazon.com, Inc. (g)(i)	2,487,324
		3,688,680
IT Services - 3.0%
12,000	Fiserv, Inc. (i)	1,273,680
6,000	International Business Machines Corp. (g)	802,380
5,100	Mastercard, Inc., Class A (g)	1,411,731
10,700	PayPal Holdings, Inc. (g)(i)	1,113,870
14,200	Visa, Inc. (g)	2,539,812
		7,141,473
Life Sciences Tools & Services - 0.5%
4,100	Thermo Fisher Scientific, Inc. (g)	1,238,118

Machinery - 1.1%
13,300	Caterpillar, Inc.	1,832,740
5,000	Deere & Co.	870,700
		2,703,440
Media - 0.5%
24,200	Comcast Corp., Class A	1,084,644
13,574	LiveStyle, Inc. (d)(f)(i)(j)	1
		1,084,645
Multi-Line Retail - 0.7%
6,300	Dollar General Corp.	1,010,142
5,600	Target Corp.	598,696
		1,608,838
Oil, Gas & Consumable Fuels - 0.7%
14,900	Occidental Petroleum Corp.	603,450
60,184	Southwestern Energy Co. (i)	123,377
9,500	Valero Energy Corp. (g)	921,310
		1,648,137
Pharmaceuticals - 1.8%
10,000	Allergan PLC	1,761,100
16,200	Bristol-Myers Squibb Co.	929,394
14,700	Merck & Co., Inc. (g)	1,273,902
43,950	Teva Pharmaceutical Industries Ltd., ADR (i)	358,193
		4,322,589
Road & Rail - 0.3%
4,800	Union Pacific Corp.	794,208

Semiconductors & Semiconductor Equipment - 3.1%
12,600	Advanced Micro Devices, Inc. (g)(i)	427,518
4,100	Broadcom, Inc. (g)	1,200,685
2,200	Lam Research Corp.	596,288
35,500	Marvell Technology Group Ltd.	865,845
25,300	Micron Technology, Inc. (i)	1,203,015
6,400	NVIDIA Corp.	1,286,528
9,700	QUALCOMM, Inc. (g)	780,268
9,100	Texas Instruments, Inc. (g)	1,073,709
		7,433,856
Software - 3.7%
7,200	Adobe, Inc. (i)	2,001,096
3,000	Atlassian Corp. PLC, Class A (i)	362,370
3,200	Intuit, Inc.	824,000
20,200	Microsoft Corp.	2,896,074
8,000	Salesforce.com, Inc. (i)	1,251,920
4,700	ServiceNow, Inc. (g)(i)	1,162,122
3,100	Workday, Inc., Class A (i)	502,696
		9,000,278
Specialty Retail - 0.7%
7,000	Home Depot, Inc.	1,642,060

Technology Hardware, Storage & Peripherals - 1.3%
10,100	Apple, Inc. (g)	2,512,476

12,700	NetApp, Inc.	709,676
		3,222,152
Textiles, Apparel & Luxury Goods - 0.3%
8,300	NIKE, Inc., Class B	743,265
	Total Common Stock (cost-$96,588,407)	81,390,421

Principal Amount (000s)
CORPORATE BONDS & NOTES - 26.9%
Advertising - 0.1%
$320	National CineMedia LLC, 5.875%, 4/15/28 (a)(b)	337,152

Aerospace & Defense - 0.8%
	TransDigm, Inc.,
680	5.50%, 11/15/27 (a)(b)	679,449
1,000	6.50%, 5/15/25 (g)	1,041,250
200	Triumph Group, Inc., 6.25%, 9/15/24 (a)(b)	210,500
		1,931,199
Auto Components - 0.6%
360	Adient U.S. LLC, 7.00%, 5/15/26 (a)(b)(g)	380,250
465	Goodyear Tire & Rubber Co., 5.00%, 5/31/26 (g)	482,437
475	Panther BF Aggregator 2 L.P., 8.50%, 5/15/27 (a)(b)(g)	478,563
		1,341,250
Auto Manufacturers - 0.4%
535	Navistar International Corp., 6.625%, 11/1/25 (a)(b)(g)	548,375
535	Tesla, Inc., 5.30%, 8/15/25 (a)(b)(g)	507,581
		1,055,956
Building Materials - 0.1%
161	Builders FirstSource, Inc., 5.625%, 9/1/24 (a)(b)	167,843

Chemicals - 0.4%
875	Tronox, Inc., 6.50%, 4/15/26 (a)(b)(g)	843,281

Commercial Services - 1.8%
350	Cenveo Corp., 6.00%, 5/15/24 (cost—$415,109; purchased 12/14/15) (a)(b)(c)(d)(f)(h)	19,250
475	Herc Holdings, Inc., 5.50%, 7/15/27 (a)(b)	494,000
	Hertz Corp. (a)(b),
660	7.125%, 8/1/26	682,688
295	7.625%, 6/1/22	306,800
475	Laureate Education, Inc., 8.25%, 5/1/25 (a)(b)(g)	517,750
915	RR Donnelley & Sons Co., 6.00%, 4/1/24 (g)	949,312
	United Rentals North America, Inc. (g),
310	5.25%, 1/15/30	327,050
1,000	5.50%, 7/15/25	1,042,450
		4,339,300
Computers - 0.4%
520	Dell International LLC, 7.125%, 6/15/24 (a)(b)(g)	551,980
345	Harland Clarke Holdings Corp., 9.25%, 3/1/21 (a)(b)	322,144
		874,124
Containers & Packaging - 0.4%
455	Berry Global, Inc., 5.625%, 7/15/27 (a)(b)(g)	484,006
450	Trivium Packaging Finance BV, 8.50%, 8/15/27 (a)(b)(g)	479,250
		963,256
Distribution/Wholesale - 0.2%

495	H&E Equipment Services, Inc., 5.625%, 9/1/25 (g)	522,225

Diversified Financial Services - 1.9%
1,688	CCF Holdings LLC, PIK 10.75%, 10.75%, 12/15/23 (a)(b)(d)(f)	828,427
1,500	Community Choice Financial Issuer LLC, 9.00%, 6/15/23 (cost—$1,500,000; purchased 9/6/18) (a)(b)(g)(h)	1,503,750
495	Navient Corp., 6.75%, 6/15/26 (g)	518,512
	Springleaf Finance Corp. (g),
460	6.625%, 1/15/28	510,600

1,000	8.25%, 10/1/23	1,170,000
		4,531,289
Electric Utilities - 0.3%
1,000	Talen Energy Supply LLC, 6.50%, 6/1/25 (g)	755,020

Electronic Equipment, Instruments & Components - 0.3%
750	Energizer Holdings, Inc., 7.75%, 1/15/27 (a)(b)(g)	832,500

Engineering & Construction - 0.4%
500	AECOM, 5.875%, 10/15/24 (g)	541,250
435	Tutor Perini Corp., 6.875%, 5/1/25 (a)(b)(g)	434,935
		976,185
Entertainment - 1.0%
885	AMC Entertainment Holdings, Inc., 6.125%, 5/15/27 (g)	804,797
250	Cedar Fair L.P., 5.375%, 6/1/24 (g)	257,500
1,000	Scientific Games International, Inc., 5.00%, 10/15/25 (a)(b)(g)	1,032,500
390	Stars Group Holdings BV, 7.00%, 7/15/26 (a)(b)	421,687
		2,516,484
Equity Real Estate Investment Trusts (REITs) - 0.0%
60	CyrusOne L.P., 5.375%, 3/15/27	64,106

Food & Beverage - 0.4%
310	Albertsons Cos., Inc., 7.50%, 3/15/26 (a)(b)(g)	346,037
495	Post Holdings, Inc., 5.75%, 3/1/27 (a)(b)(g)	529,467
		875,504
Food Service - 0.2%
390	Aramark Services, Inc., 5.00%, 2/1/28 (a)(b)(g)	409,013

Healthcare-Products - 0.4%
590	Avantor, Inc., 9.00%, 10/1/25 (a)(b)(g)	660,623
260	Hill-Rom Holdings, Inc., 5.00%, 2/15/25 (a)(b)(g)	270,725
		931,348
Healthcare-Services - 1.6%
1,000	Community Health Systems, Inc., 6.875%, 2/1/22 (g)	777,500
800	DaVita, Inc., 5.125%, 7/15/24 (g)	818,616
413	Encompass Health Corp., 5.75%, 11/1/24 (g)	418,421
500	HCA, Inc., 7.50%, 2/15/22	556,000
475	Select Medical Corp., 6.25%, 8/15/26 (a)(b)(g)	507,062
	Tenet Healthcare Corp.,
490	6.25%, 2/1/27 (a)(b)(g)	518,175
245	8.125%, 4/1/22	266,131
		3,861,905
Home Builders - 0.4%
1,000	KB Home, 8.00%, 3/15/20 (g)	1,022,800

Internet - 0.7%
460	Go Daddy Operating Co. LLC, 5.25%, 12/1/27 (a)(b)(g)	489,325
505	Netflix, Inc., 5.375%, 11/15/29 (a)(b)(g)	533,406
305	Symantec Corp., 5.00%, 4/15/25 (a)(b)(g)	312,804
350	Zayo Group LLC, 5.75%, 1/15/27 (a)(b)(g)	356,608
		1,692,143
Lodging - 0.6%
355	MGM Resorts International, 5.50%, 4/15/27 (g)	391,388
1,000	Wynn Las Vegas LLC, 5.50%, 3/1/25 (a)(b)(g)	1,065,000
		1,456,388
Machinery-Construction & Mining - 0.1%
330	Terex Corp., 5.625%, 2/1/25 (a)(b)(g)	332,888

Media - 2.9%
1,000	Cablevision Systems Corp., 8.00%, 4/15/20	1,027,500
	CCO Holdings LLC (a)(b)(g),
470	5.125%, 5/1/27	496,437
300	5.50%, 5/1/26	316,875
417	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24 (a)(b)	459,482
	CSC Holdings LLC (a)(b)(g),
460	7.50%, 4/1/28	519,800
750	7.75%, 7/15/25	806,250

	Diamond Sports Group LLC (a)(b),
170	5.375%, 8/15/26	177,863
455	6.625%, 8/15/27	469,787
	DISH DBS Corp.,
165	5.875%, 7/15/22	173,177
355	5.875%, 11/15/24	357,219
1,000	Gray Television, Inc., 5.875%, 7/15/26 (a)(b)(g)	1,053,770
330	Meredith Corp., 6.875%, 2/1/26	341,791
475	Nexstar Broadcasting, Inc., 5.625%, 7/15/27 (a)(b)(g)	502,170
310	Virgin Media Secured Finance PLC, 5.50%, 5/15/29 (a)(b)(g)	330,150
		7,032,271
Metal Fabricate/Hardware - 0.2%
470	Park-Ohio Industries, Inc., 6.625%, 4/15/27 (g)	453,550

Mining - 0.8%
480	Alcoa Nederland Holding BV, 6.75%, 9/30/24 (a)(b)(g)	507,000
695	Constellium SE, 6.625%, 3/1/25 (a)(b)(g)	729,090
170	Hudbay Minerals, Inc., 7.625%, 1/15/25 (a)(b)	173,931
500	Joseph T. Ryerson & Son, Inc., 11.00%, 5/15/22 (a)(b)	531,250
		1,941,271
Miscellaneous Manufacturing - 0.1%
285	Koppers, Inc., 6.00%, 2/15/25 (a)(b)(g)	285,559

Oil, Gas & Consumable Fuels - 2.0%
140	AmeriGas Partners L.P., 5.875%, 8/20/26	155,750
250	Callon Petroleum Co., 6.125%, 10/1/24 (g)	238,750
1,000	Carrizo Oil & Gas, Inc., 6.25%, 4/15/23 (g)	935,000
1,040	Chesapeake Energy Corp., 8.00%, 3/15/26 (a)(b)(g)	665,600
1,000	CVR Refining LLC, 6.50%, 11/1/22 (g)	1,012,500
345	Oasis Petroleum, Inc., 6.875%, 3/15/22 (g)	307,913
	Sunoco L.P. (g),
300	5.50%, 2/15/26	310,905
170	5.875%, 3/15/28	178,928
495	Transocean, Inc., 7.50%, 1/15/26 (a)(b)(g)	443,025
465	USA Compression Partners L.P., 6.875%, 9/1/27 (a)(b)(g)	467,325
		4,715,696
Paper & Forest Products - 0.2%
365	Mercer International, Inc., 7.375%, 1/15/25 (g)	379,600

Pharmaceuticals - 0.8%
295	Bausch Health Americas, Inc., 8.50%, 1/31/27 (a)(b)(g)	332,613
	Bausch Health Cos., Inc. (a)(b)(g),
330	6.125%, 4/15/25	343,406
450	7.25%, 5/30/29	496,687
330	Endo Finance LLC, 5.375%, 1/15/23 (a)(b)	209,550
465	Horizon Pharma USA, Inc., 5.50%, 8/1/27 (a)(b)	485,925
		1,868,181
Pipelines - 1.0%
1,000	Crestwood Midstream Partners L.P., 5.75%, 4/1/25	1,037,500
370	DCP Midstream Operating L.P., 5.125%, 5/15/29	376,938
450	NGL Energy Partners L.P., 7.50%, 4/15/26 (a)(b)(g)	431,869
	Targa Resources Partners L.P. (a)(b)(g),
335	6.50%, 7/15/27	359,294
230	6.875%, 1/15/29	249,263
		2,454,864
Real Estate - 0.3%
700	Kennedy-Wilson, Inc., 5.875%, 4/1/24 (g)	728,000

Retail - 1.0%
1,000	Conn’s, Inc., 7.25%, 7/15/22 (g)	1,017,500
300	L Brands, Inc., 6.875%, 11/1/35 (g)	256,500
1,000	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)(b)(g)	695,000
480	Party City Holdings, Inc., 6.625%, 8/1/26 (a)(b)(g)	465,600
		2,434,600
Semiconductors - 0.2%
475	Amkor Technology, Inc., 6.625%, 9/15/27 (a)(b)(g)	522,500

Software - 1.0%
480	IQVIA, Inc., 5.00%, 5/15/27 (a)(b)(g)	510,000
1,000	j2 Cloud Services LLC, 6.00%, 7/15/25 (a)(b)	1,066,250
230	Rackspace Hosting, Inc., 8.625%, 11/15/24 (a)(b)(g)	211,600
480	SS&C Technologies, Inc., 5.50%, 9/30/27 (a)(b)(g)	513,000
		2,300,850
Telecommunications - 2.6%
600	CenturyLink, Inc., 7.50%, 4/1/24, Ser. Y (g)	682,500
800	Cincinnati Bell, Inc., 7.00%, 7/15/24 (a)(b)(g)	726,000
315	CommScope Technologies LLC, 6.00%, 6/15/25 (a)(b)	283,579
1,000	Consolidated Communications, Inc., 6.50%, 10/1/22 (g)	907,500
1,000	Hughes Satellite Systems Corp., 7.625%, 6/15/21 (g)	1,080,000
500	Intelsat Jackson Holdings S.A., 5.50%, 8/1/23 (g)	470,000
500	Level 3 Financing, Inc., 5.375%, 5/1/25 (g)	518,125
365	Sprint Corp., 7.625%, 3/1/26 (g)	404,694
1,000	T-Mobile USA, Inc., 4.75%, 2/1/28 (g)	1,057,500
		6,129,898
Transportation - 0.3%
XPO Logistics, Inc. (a)(b),
600	6.125%, 9/1/23	619,500
150	6.50%, 6/15/22 (g)	153,188
		772,688
Total Corporate Bonds & Notes (cost-$65,744,893)		64,652,687

Shares
CONVERTIBLE PREFERRED STOCK - 14.0%
Banks - 4.0%
3,445	Bank of America Corp., 7.25%, Ser. L (e)(g)	5,224,653
2,945	Wells Fargo & Co., 7.50%, Ser. L (e)(g)	4,445,477
		9,670,130
Electric Utilities - 2.3%
19,360	American Electric Power Co., Inc., 6.125%, 3/15/22 (g)	1,064,606
16,815	NextEra Energy, Inc., 4.872%, 9/1/22	855,211
14,395	Sempra Energy, 6.00%, 1/15/21, Ser. A (g)	1,670,252
36,970	Southern Co., 6.75%, 8/1/22 (g)	1,965,325
		5,555,394
Electronics - 0.3%
725	Fortive Corp., 5.00%, 7/1/21, Ser. A (g)	652,899

Equity Real Estate Investment Trusts (REITs) - 1.2%
2,360	Crown Castle International Corp., 6.875%, 8/1/20, Ser. A (g)	2,939,828

Hand/Machine Tools - 1.3%
11,015	Colfax Corp., 5.75%, 1/15/22 (g)	1,614,909
14,425	Stanley Black & Decker, Inc., 5.375%, 5/15/20 (g)	1,470,485
		3,085,394
Healthcare-Products - 2.3%
20,895	Avantor, Inc., 6.25%, 5/15/22, Ser. A (g)	1,086,749
34,585	Becton Dickinson and Co., 6.125%, 5/1/20, Ser. A (g)	2,133,203
2,090	Danaher Corp., 4.75%, 4/15/22, Ser. A (g)	2,320,569
		5,540,521
Insurance - 0.7%
13,870	Assurant, Inc., 6.50%, 3/15/21, Ser. D (g)	1,733,334

Semiconductors - 1.9%
4,205	Broadcom, Inc., 8.00%, 9/30/22, Ser. A	4,554,099
	Total Convertible Preferred Stock (cost-$31,196,457)	33,731,599

PREFERRED STOCK (a)(d)(f)(i)(j)- 0.5%

Media - 0.5%
532	LiveStyle, Inc., Ser. A	77,699
11,500	LiveStyle, Inc., Ser. B	1,150,000
1,250	LiveStyle, Inc., Ser. B	12
Total Preferred Stock (cost-$2,429,842)		1,227,711

Units
WARRANTS (a)(d)(f)(i)(j) - 0.0%
Media - 0.0%
3,000	LiveStyle, Inc., expires 11/30/21, Ser. C (cost-$0)	—	†

Principal Amount (000s)
Repurchase Agreements - 8.8%
$21,171	State Street Bank and Trust Co., dated 10/31/19, 0.25%, due 11/1/19, proceeds $21,171,147; collateralized by U.S. Treasury Notes, 2.375%, due 2/29/24, valued at $21,598,898 including accrued interest (cost-$21,171,000)	21,171,000

Total Investments, before options written (cost-$362,921,777)-145.7%		350,533,345

Total Options Written —(0.0)% (premiums received-$43,314) (i)(k)(l)		(41,239)

Total Investments, net of options written (cost-$362,878,463) (m)-145.7%		350,492,106
Other liabilities in excess of other assets-(45.7)%		(109,975,739)
Net Assets-100.0%		$240,516,367

Notes to Schedule of Investments:

^ Portfolio securities and other financial instruments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in mutual funds are valued at the net asset value (“NAV”) as reported on each business day. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees of the Fund (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available (including in cases where available market quotes are deemed to be unreliable), and has delegated responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Fund’s Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt investments having a remaining maturity of 60 days or less are valued at amortized cost unless the Board or its Valuation Committee determines that particular circumstances dictate otherwise.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE. The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of the Fund is calculated. With respect to certain foreign securities, the Fund may fair-value securities using modeling tools provided by third- party vendors, where appropriate. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of the Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

†	Actual amount rounds to less than $1.
(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $82,817,188, representing 34.4% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $81,589,477, representing 33.9% of net assets.

(c)	In default.
(d)	Fair-Valued—Securities with an aggregate value of $2,075,390, representing 0.9% of net assets.
(e)	Perpetual maturity. The date shown, if any, is the next call date.
(f)	Level 3 security.
(g)	All or partial amount segregated for the benefit of the counterparty as collateral for options written and long-term and short-term loan financing.
(h)	Restricted. The aggregate cost of such securities is $1,915,109. The aggregate value is $1,523,001, representing 0.6% of net assets.
(i)	Non-income producing.
(j)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 0.5% of net assets.
(k)	Exchange traded-Chicago Board Options Exchange.
(l)	Exchange traded option contracts outstanding at October 31, 2019:

Options written contracts outstanding at October 31, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
Advanced Micro Devices, Inc.	36.00 USD	11/15/19	(30)	$(3,000)	$(1,125)	$(1,633)	$508
Alibaba Group Holding Ltd.	200.00 USD	11/15/19	(50)	(5,000)	(1,625)	(702)	(923)
Alphabet, Inc.	1,400.00 USD	12/20/19	(5)	(500)	(575)	(3,834)	3,259
Amazon.com, Inc.	2,000.00 USD	11/15/19	(6)	(600)	(204)	(1,440)	1,236
Apple, Inc.	260.00 USD	11/15/19	(49)	(4,900)	(3,430)	(2,900)	(530)
Boeing Co.	415.00 USD	12/20/19	(20)	(2,000)	(430)	(945)	515
DR Horton, Inc.	55.00 USD	11/15/19	(75)	(7,500)	(5,175)	(2,322)	(2,853)
Facebook, Inc.	210.00 USD	12/20/19	(60)	(6,000)	(9,240)	(11,450)	2,210
Mastercard, Inc.	292.50 USD	11/15/19	(30)	(3,000)	(1,260)	(2,451)	1,191
Merck & Co., Inc.	86.50 USD	11/15/19	(60)	(6,000)	(7,590)	(1,217)	(6,373)
PayPal Holdings, Inc.	112.00 USD	11/15/19	(75)	(7,500)	(937)	(1,667)	730
Raytheon Co.	220.00 USD	11/15/19	(10)	(1,000)	(880)	(391)	(489)

ServiceNow, Inc.	290.00 USD	11/15/19	(31)	(3,100)	(1,240)	(2,431)	1,191
Starbucks Corp.	92.50 USD	12/20/19	(70)	(7,000)	(1,435)	(3,151)	1,716
Texas Instruments, Inc.	140.00 USD	11/15/19	(45)	(4,500)	(22)	(2,133)	2,111
Thermo Fisher Scientific, Inc.	310.00 USD	11/15/19	(23)	(2,300)	(3,048)	(862)	(2,186)
Vertex Pharmaceuticals, Inc.	220.00 USD	12/20/19	(15)	(1,500)	(2,513)	(2,416)	(97)
Visa, Inc.	187.50 USD	11/15/19	(30)	(3,000)	(510)	(1,369)	859
Total options written contracts					$(41,239)	$(43,314)	$2,075

(m)

At October 31, 2019, the cost basis of portfolio securities for federal income tax purposes was $363,693,378. Gross unrealized appreciation was $16,364,900; gross unrealized depreciation was $29,566,172; and net unrealized depreciation was $13,201,272. The difference between book and tax cost basis was attributable to wash sale loss deferrals and differing treatment of bond premium amortization.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•                  Level 3 — valuations based on significant unobservable inputs (including the Investment Manager’s or the Fund’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended October 31, 2019 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally acceptable in the United States of America.

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Fund’s valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Fund’s valuation procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security’s sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.

Equity Securities (Common and Preferred Stock and Warrants) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at October 31, 2019 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	10/31/19
Investments in Securities - Assets
Convertible Bonds & Notes	—	$148,359,927	—	$148,359,927
Common Stock:
Banks	$799,488	—	$1	799,489
Media	1,084,644	—	1	1,084,645
All Other	79,506,287	—	—	79,506,287
Corporate Bonds & Notes:
Commercial Services	—	4,320,050	19,250	4,339,300
Diversified Financial Services	—	3,702,862	828,427	4,531,289
All Other	—	55,782,098	—	55,782,098
Convertible Preferred Stock	33,731,599	—	—	33,731,599
Preferred Stock	—	—	1,227,711	1,227,711
Repurchase Agreements	—	21,171,000	—	21,171,000
	115,122,018	233,335,937	2,075,390	350,533,345
Investments in Securities - Liabilities
Options Written:
Market Price	(41,239)	—	—	(41,239)
Totals	$115,080,779	$233,335,937	$2,075,390	$350,492,106

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended October 31, 2019, was as follows:

	Beginning Balance 1/31/19	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 10/31/19
Investments in Securities - Assets
Common Stock:
Banks	$1	$—	$—	$—	$—	$—	$—	$—	$1
Media	1	—	—	—	—	—	—	—	1
Corporate Bonds & Notes:
Commercial Services	19,250	—	—	—	—	—	—	—	19,250
Diversified Financial Services	780,069	87,922	—	21,324	—	(60,888)	—	—	828,427
Preferred Stock	1,173,631	—	—	—	—	54,080	—	—	1,227,711
Totals	$1,972,952	$87,922	$—	$21,324	$—	$(6,808)	$—	$—	$2,075,390

The table above may include Level 3 investments that are valued by brokers or independent pricing services.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at October 31, 2019:

	Ending Balance at 10/31/19	Valuation Technique Used	Unobservable Inputs	Input Values (Ranges)
Investments in Securities - Assets
Corporate Bonds & Notes:
Diversified Financial Services	$828,427	Market and Company Comparables	EV Multiples Illiquidity Discount	1.80x (0.38x - 5.47x) 20%
Preferred Stock	$1,227,699	Market and Company Comparables	EV Multiples Illiquidity Discount	0.82x (0.25x - 1.47x) 25%

The table above does not include Level 3 investments that are valued by brokers and independent pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Fair Value Measurements Note.

The net change in unrealized appreciation/depreciation of Level 3 investments held at October 31, 2019 was $(6,808).

Glossary:

ADR - American Depositary Receipt

PIK - Payment-in-Kind

REIT - Real Estate Investment Trust